Revenues - Schedule of Recognized Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Recognized Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	$ 773	$ 284
Licensing [Member]
Schedule of Recognized Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers
CDMO recognized Over time [Member]
Schedule of Recognized Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	182	180
CDMO recognized Point in time [Member]
Schedule of Recognized Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	$ 591	$ 104